Post-employment Benefit - Summary of Defined Benefit Obligation (Detail) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Discount rate [member]
Disclosure of defined benefit plans [line items]
0.5% increase in assumption	$ (139,783)	$ (150,030)
0.5% decrease in assumption	151,499	163,143
Future salary increase [member]
Disclosure of defined benefit plans [line items]
0.5% increase in assumption	149,644	161,138
0.5% decrease in assumption	$ (139,499)	$ (149,723)